Annual Operating Expenses - FidelitySAIHighIncomeFund-PRO - FidelitySAIHighIncomeFund-PRO - Fidelity SAI High Income Fund - Fidelity SAI High Income Fund	Jun. 29, 2024
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Acquired fund fees and expenses	0.13%	[2]
Total annual operating expenses	0.67%	[2]

[1]	A Adjusted to reflect current fees.
[2]	B Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 0. 56% .